Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 13,122	$ 11,017
Short-term investments	6,182
Accounts receivable:
Trade, net	615	645
Other	544	897
Current assets	20,463	12,559
NON-CURRENT ASSETS:
Long-term restricted deposits	89	89
Long-term deposit	57	50
Property and equipment, net	124	144
Right of use assets	605	543
Intangible assets, net	3,845	4,201
Goodwill	5,387	5,387
Non-current assets	10,107	10,414
TOTAL ASSETS	30,570	22,973
Accounts payable and accruals:
Trade	280	274
Other	1,668	1,358
Contract liabilities	403	441
Contingent consideration	250	915
Derivative financial instruments	1,553	1,448
Short-term lease liabilities	367	298
Current liabilities	4,521	4,734
NON-CURRENT LIABILITIES:
Long-term contract liabilities	38	41
Long-term lease liabilities	347	365
Long-term contingent consideration		684
Deferred tax liabilities	673	793
Liability in respect of the Israeli Innovation Authority	158	140
Non-current liabilities	1,216	2,023
TOTAL LIABILITIES	5,737	6,757
EQUITY:
Ordinary shares
Share premium	85,159	71,492
Other equity reserves	15,089	15,256
Accumulated deficit	(75,415)	(70,532)
TOTAL EQUITY	24,833	16,216
TOTAL EQUITY AND LIABILITIES	$ 30,570	$ 22,973